Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 350	$ 350
Interest bearing deposits	351,816	350,459
Long-term debt	25,000	22,500
Other interest bearing liabilities	1,545	1,471
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Loans held for sale		1,808
Interest bearing deposits	354,628	352,859
Long-term debt	24,963	22,482
Other interest bearing liabilities	1,549	1,476
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	366,660	373,078
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Loans held for sale		1,808
Loans, net of allowance for loan losses	375,574	374,565
Interest bearing deposits	351,816	350,459
Long-term debt	25,000	22,500
Other interest bearing liabilities	1,545	1,471
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Loans held for sale		1,808
Loans, net of allowance for loan losses	366,660	373,078
Interest bearing deposits	354,628	352,859
Long-term debt	24,963	22,482
Other interest bearing liabilities	$ 1,549	$ 1,476